Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables Other Related Parties And Retainage [Abstract]
Balance - Beginning of year	$ 8,722	$ 14,002
New loans and advances	3,057	3,308
Repayments	(2,574)	(2,324)
Effect of changes to related parties	704	(6,264)
Balance - End of year	$ 9,909	$ 8,722